SUBSEQUENT EVENTS (Details) (Subsequent event [Member], USD $) In Millions, unless otherwise specified	1 Months Ended
Feb. 28, 2015
Subsequent event [Member]
SUBSEQUENT EVENTS [Line items]
Agreement term	10 years
Noncancelable agreement term	7 years
Total amount expencted to pay under new lease	$ 2